Income Taxes - Reconciliation of Income Taxes at Statutory Rates (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net income (loss) before taxes for the year	$ (82,126)	$ 68,756
Statutory rate	27.00%	27.00%
Expected income tax expense (recovery)	$ (22,174)	$ 18,564
Permanent differences	11,639	7,617
Impact of renunciation of flow-through shares	0	1,328
Impact of (gain) loss recognized in other comprehensive income	(4,567)	328
Impact of (gain) loss on convertible debentures	(3,550)	13,900
Impact on deconsolidation of IsoEnergy	0	(27,361)
Change in unrecognized deductible temporary differences	14,085	(15,778)
Other	0	(10)
Deferred income tax expense (recovery)	$ (4,567)	$ (1,412)